Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	Trinity Biotech plc
Entity Central Index Key	0000888721
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	83,606,810
Document Fiscal Year Focus	2021
Entity Incorporation, State or Country Code	L2
Document Annual Report	true
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary Shares
Document Accounting Standard	International Financial Reporting Standards
Document Transition Report	false
Entity File Number	0-22320
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Entity Address, Address Line One	IDA Business Park
Entity Address, City or Town	Bray, Co. Wicklow
Document Registration Statement	false
Entity Address, Country	IE
Document Shell Company Report	false
Trading Symbol	TRIB
Auditor Name	GRANT THORNTON
Auditor Location	Dublin, Ireland
Auditor Firm ID	1402
Business Contact [Member]
Entity Addresses [Line Items]
City Area Code	353
Local Phone Number	1276 9800
Contact Personnel Name	John Gillard
Entity Address, Address Line One	IDA Business Park
Contact Personnel Fax Number	1276 9888
Entity Address, City or Town	Bray, Co. Wicklow
Entity Address, Country	IE